Filed pursuant to Rule 497(e)
Registration Nos. 333-179562; 811-22668

Defiance Next Gen Connectivity ETF (FIVG)
(the “Fund”)

July 12, 2024

Supplement to the
Prospectus, and Statement of Additional Information,
each dated April 30, 2024

Effective July 22, 2024 the Fund’s name will change to the “Defiance Connective Technologies ETF” and the Fund’s ticker symbol will change to “SIXG.” All references in the Fund’s Summary Prospectus, Prospectus, and Statement of Additional Information to these items are hereby deleted in their entirety and replaced as noted above.

Please retain this Supplement with your Summary Prospectus, Prospectus, and Statement of Additional Information for future reference.